Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Equity method	$ 494	$ 519
Cost method	8	8
Total	$ 502	$ 527